STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
Stockholders Equity
STOCKHOLDERS' EQUITY
[1]	Stock options:

On October 9, 2013, the Company’s 2013 Stock Incentive Plan (“2013 Plan”) was approved by the Company’s stockholders (previously approved by the Company’s Board of Directors on August 7, 2013). The 2013 Plan provides for the grant of any or all of the following types of awards: (a) stock options, (b) restricted stock, (c) deferred stock, (d) stock appreciation rights, and (e) other stock-based awards. Awards under the 2013 Plan may be granted singly, in combination, or in tandem. Subject to standard anti-dilution adjustments as provided in the 2013 Plan, the 2013 Plan provides for an aggregate of 2,600,000 shares of the Company’s common stock to be available for distribution pursuant to the 2013 Plan. The Compensation Committee will generally have the authority to administer the 2013 Plan, determine participants who will be granted awards under the 2013 Plan, the size and types of awards, the terms and conditions of awards and the form and content of the award agreements representing awards. Awards under the 2013 Plan may be granted to employees, directors and consultants of the Company and its subsidiaries.

During 1996, the Board of Directors and stockholders approved the adoption of the 1996 Stock Option Plan (the "1996 Plan"). The 1996 Plan, as amended, provided for the granting of both incentive and non-qualified options to purchase common stock of the Company. A total of 4,000,000 were eligible to be issued under the 1996 Plan. As of March 2006, in accordance with the terms of the plan, no further options were eligible to be issued under the Plan.

At December 31, 2013, no awards had been made under the 2013 Stock Incentive Plan, options to purchase 417,500 shares were outstanding under the 1996 Plan and options to purchase 3,865,000 shares of common stock were outstanding representing option grants outside of the 2013 Plan and the 1996 Plan.

The fair value of options on the date of grant is estimated using the Black-Scholes option-pricing model utilizing the following weighted average assumptions:

	Year Ended
	December 31,
	2013	2012

Risk-free interest rates	0.78% - 1.24%	0.71% - 1.75%
Expected option life in years	5 years	5 years – 10 years
Expected stock price volatility	43.54% - 44.31%	43.54% - 45.86%
Expected dividend yield	0.00%	0.00%

The weighted average fair value of the options, on the option grant date during the years ended December 31, 2013 and 2012 was $0.68 and $0.59 per share, respectively.

The following table summarizes stock option activity for the years ended December 31:

	2013		2012
		Weighted		Weighted
		Average		Average
	Options	Exercise	Options	Exercise
	Outstanding	Price	Outstanding	Price

Options outstanding at beginning of year	5,582,500	$0.78	7,208,070	$0.69
Granted	400,000	$1.71	925,000	$1.24
Cancelled/expired/exercised	(1,700,000)	$0.67	(2,550,570)	$0.66

Options outstanding at end of year	4,282,500	$0.91	5,582,500	$0.78

Options exercisable at end of year	3,790,834	$0.84	4,826,250	$0.71

During the years ended December 31, 2013 and 2012, the Company granted stock options to purchase an aggregate of 400,000 and 925,000 shares of its common stock, respectively, to its officers, directors and consultants. The fair value of these options based on the Black-Scholes option-pricing model amounted to $271,000 and $549,000, respectively, for the 2013 and 2012 grants. The Company recorded non-cash compensation of $123,000 and $141,000 for the vesting portion of these options for the years ended December 31, 2013 and 2012, respectively. The Company also recognized non-cash compensation of $265,000 and $157,000 in 2013 and 2012, respectively, for the options that were granted in prior years but vested in 2013 and 2012.

During the year ended December 31, 2013, options to purchase an aggregate of 1,402,500 shares of the Company’s common stock were exercised (primarily on a cashless or net exercise basis) at prices ranging from $0.54 per share to $1.35 per share, resulting in cash proceeds to the Company of $72,000. As most of these options were exercised on a cashless (net exercise) basis, an aggregate of 679,401 net shares of common stock were issued. In addition, during the year ended December 31, 2013 an aggregate of 381,741 shares were delivered by the Company’s Chief Executive and Executive Vice President with a value of $690,000 to fund payroll withholding taxes on exercise.

During the year ended December 31, 2012, options to purchase an aggregate of 2,478,070 shares of the Company's common stock were exercised at prices of between $0.14 and $0.68 per share, for total cash proceeds to the Company of $16,000. As most of these options were exercised on a cashless (net exercise) basis, 962,537 shares of common stock were issued. In addition, during the year ended December 31, 2012 an aggregate of 350,100 shares were delivered by the Company’ Chief Executive Officer with a value of $486,000 to fund payroll withholding taxes on exercise.

The following table presents information relating to all stock options outstanding and exercisable at December 31, 2013:

Weighted
		Weighted	Average		Weighted
Range of		Average	Remaining		Average
Exercise	Options	Exercise	Life in	Options	Exercise
Price	Outstanding	Price	Years	Exercisable	Price

$0.25 - $1.88	4,282,500	$0.91	3.30	3,790,834	$0.84

[2]	Warrants:

As of December 31, 2013, the following are the outstanding warrants to purchase shares of the Company's common stock:

Number of	Exercise
Warrants	Price	Expiration Date

1,125,000	$2.10	May 21, 2018
1,125,000	$1.40	May 21, 2018
125,000	$2.10	July 26, 2018
125,000	$1.40	July 26, 2018
2,500,000

The outstanding warrants at December 31, 2013 pertain to 5-year warrants issued in connection with the Company’s (through Mirror Worlds Technologies, LLC, its wholly owned subsidiary) purchase of the patent portfolio owned by Mirror Worlds, LLC in May 2013 (See Note D[2]). Such warrants include warrants to purchase an aggregate of 1,750,000 shares of common stock (875,000 shares at $2.10 per share and 875,000 shares at $1.40 per share) owned by Looking Glass LLC (formerly Mirror Worlds, LLC) and warrants to purchase an aggregate of 750,000 shares (375,000 shares at $2.10 per share and 375,000 shares at $1.40 per share) owned by Recognition Interface, LLC.

On October 7, 2013, warrants to purchase 250,000 shares of the Company’s common stock were exercised (on a cashless basis) by the Company’s Chairman and Chief Executive Officer and 53,475 shares were delivered to satisfy withholding taxes (with a value of $91,000) which resulted in a net issuance of 96,525 shares of common stock.

On July 22, 2013, warrants, issued in connection with the Company’s purchase of the patent portfolio of Mirror Worlds, LLC (described above), to purchase an aggregate of 500,000 shares of common stock were exercised by Abacus & Associates, Inc., at a price of $2.05 per share or aggregate proceeds to the Company of $1,025,000 (see Note D[2]).

During the year ended December 31, 2012, warrants to purchase an aggregate of 300,000 shares of the Company's common stock were exercised (on a cashless basis) by an affiliated entity of the Company’s Chairman and Chief Executive Officer, which resulted in a net issuance of 128,572 shares of common stock.